Risk/Return Summary - FidelityHerefordStreetTrustFunds-RetailComboPRO	Apr. 02, 2024
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Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Government Money Market Fund, Fidelity® Money Market Fund, and Fidelity® Treasury Only Money Market Fund June 29, 2023 Prospectus